Share-based payments	12 Months Ended
Dec. 31, 2023
Share-based payments
Share-based payments

A11.  Share-based payments

Share-based compensation

The Group operates two equity-settled share-based long-term incentive plans (LTIPs): the Performance Share Plan and the Restricted Share Plan. The economic cost of awarding shares and share options to employees is recognised as an expense in the income statement, equivalent to the fair value of the benefit awarded. The fair value of the Performance Share Plan is determined by reference to option pricing models, principally stochastic and adjusted Black-Scholes models. The fair value of the Restricted Share Plan is determined by reference to an adjusted Black - Scholes model. The charge for both plans is recognised in the income statement over the vesting period of the award. At each balance sheet date, the Group revises its estimate of the number of shares that vest or options that are expected to become exercisable. Any revision to the original estimates is reflected in the income statement with a corresponding adjustment to equity immediately to the extent it relates to past service, and the remainder over the rest of the vesting period.

Performance Share Plan and Restricted Share Plan

The Company has operated a share-based incentive for senior managers worldwide since 2006, initially through a Performance Share Plan, and then in 2023 a Restricted Share Plan was introduced. The main features of the schemes are as follows:

●	For Performance Share Plan awards made in 2021, 2022, and 2023, 50% of the award is based on total shareholder return (TSR) and 50% is based on performance against certain strategic and financial measures over the vesting period.
●	For Restricted Share Plan awards made in 2023, there are no performance conditions attached.
●	The value of dividends paid during the vesting period is paid on the number of shares that ultimately vest in the form of additional shares. For awards that are nil-cost options made prior to May 2021, this is the value of dividends between grant and exercise.

The total charge for the year relating to equity-settled share-based payment plans was £27m (2022: £18m; 2021: £10m). This includes charges for the Performance Share Plan and Restricted Share Plan of £17m (2022: £9m; 2021: £10m), as well as a transfer of existing long - term incentive plans in Terminix and a non - recurring retention award that were expensed during the period totalling £10m (2022: £9m; 2021: £nil).

A summary of the number of shares in active Performance Share Plans is shown below:

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
grant	year	2023	2023	2023	2023	2023	2023	2023	2023	2023	2023
2013	2016	—	495	—	(495)	—	1,042,134	495	(1,032,534)	(10,026)	69
2014	2017	—	14,985	—	(14,985)	—	1,196,188	14,985	(59,322)	—	1,151,851
2015	2018	—	15,985	—	(15,985)	—	1,266,518	15,985	(31,407)	(44)	1,251,052
2016	2019	—	22,192	—	(22,192)	—	1,841,196	22,192	(435,337)	(91)	1,427,960
2017	2020	—	16,294	—	(16,294)	—	1,324,727	16,294	(129,684)	(1,405)	1,209,932
2018	2021	14,597	20,482	—	(35,079)	—	1,987,868	35,079	(451,341)	(7,152)	1,564,454
2019	2022	461,663	40,825	(21,670)	(480,818)	—	2,213,079	480,818	(919,141)	(3,758)	1,770,998
2020	2023	3,186,387	68,967	(1,141,319)	(2,114,035)	—	—	2,114,035	(872,037)	—	1,241,998
2021	2024	3,797,985	—	(165,786)	—	3,632,199	—	—	—	—	—
2022	2025	4,845,900	31,248	(205,496)	(5,951)	4,665,701	—	5,951	—	—	5,951
2023	2026	—	5,876,229	(1,179,468)	(57,770)	4,638,991	—	57,770	(57,770)	—	—

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
grant	year	2022	2022	2022	2022	2022	2022	2022	2022	2022	2022
2012	2015	—	—	—	—	—	168,551	—	(168,426)	(125)	—
2013	2016	—	16,964	—	(16,964)	—	1,025,307	16,964	(137)	—	1,042,134
2014	2017	—	19,487	—	(19,487)	—	1,188,070	19,487	(11,367)	(2)	1,196,188
2015	2018	—	21,107	—	(21,107)	—	1,364,269	21,107	(118,858)	—	1,266,518
2016	2019	—	30,808	—	(30,808)	—	1,942,074	30,808	(131,628)	(58)	1,841,196
2017	2020	—	24,878	—	(24,878)	—	1,625,618	24,878	(324,744)	(1,025)	1,324,727
2018	2021	891,744	34,531	(5,910)	(905,768)	14,597	1,538,591	905,768	(451,433)	(5,058)	1,987,868
2019	2022	4,776,149	132,345	(332,441)	(4,114,390)	461,663	—	4,114,390	(1,878,327)	(22,984)	2,213,079
2020	2023	3,471,012	—	(284,625)	—	3,186,387	—	—	—	—	—
2021	2024	4,137,673	—	(339,688)	—	3,797,985	—	—	—	—	—
2022	2025	—	4,964,496	(118,596)	—	4,845,900	—	—	—	—	—

A summary of the number of shares in active Restricted Share plans is shown below:

		Share options outstanding					Share options exercisable
		Scheme	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
		interest at	awarded	lapsed	vested	outstanding at	exercisable at	vested	exercised	lapsed	exercisable at
Year of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
grant	year	2023	2023	2023	2023	2023	2023	2023	2023	2023	2023
2023	2026	—	1,163,570	(130,820)	(21,330)	1,011,420	—	21,330	(21,330)	—	—

The fair value of the 2023 awards made under the Performance Share Plan is charged to the income statement over the vesting period, based on values derived from a Monte Carlo model prepared by external remuneration consultants. This is a closed-form solution which takes account of the correlation between share price performance and the likelihood of a TSR performance condition being met. For the shares awarded in March 2023, the significant inputs into the model were a share price of 581.4p (2022: 480.5p), an expected share price volatility of 26.3% (2022: 23.9%), a median share price correlation between the companies in the comparator group of 84.1% (2022: 84.0%), and an expected life commensurate with the three-year performance/vesting period. The share price volatility assumption is based on analysis of historical daily share prices. As the awards are nil-cost (i.e. there is no exercise price), the assumed risk-free rate of return has minimal impact on the fair value of the awards. Similarly, as dividend equivalents are paid on the vesting portion of awards, the fair value of these awards is not reduced to reflect dividends paid during the vesting period. The fair value of the 2023 awards made under the Restricted Share Plan is charged to the income statement over the vesting period based on the fair value of the award on grant date.

The fair value of awards granted during 2023 was £36m (2022: £19m) and the weighted average fair value per award granted during the year was 506.7p (2022: 385.9p). The weighted average share price for options exercised in the year was 568.6p (2022: 499.9p) and the weighted average contract term remaining on shares unexercised at the year end was 497 days (2022: 527 days).